================================================================================


                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                 August 31, 1997
                               ------------------




                                   Value Line
                                    New York
                                   Tax Exempt
                                      Trust








                                     [LOGO]
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

Value Line New York Tax Exempt Trust


                                                      To Our Value Line New York
--------------------------------------------------------------------------------

To Our Shareholders:

The primary objective of the Value Line New York Tax Exempt Trust is to provide investors with maximum income exempt from New York State, New York City and federal personal income taxes, without undue risk to principal. During the six-months ended August 31, 1997, the Trust's total return was 4.07%. Since its inception in July, 1987, the total return for the Trust, assuming the reinvestment of all dividends over that period, was 106.89%. This is equivalent to an average annual total return of 7.41%. Your Trust's total return for the January 1, 1997 through August 31, 1997 period was 5.09% compared to 5.06% for the Lehman Brothers Municipal Bond Index during the same time period. The Trust's SEC yield as of August 31, 1997 was 4.09% and exceeded the average SEC yield of 4.06% for all New York State municipal debt funds ranked by Lipper Analytical Services.

During the past six months ended August 31, 1997, prices of fixed income securities have increased as interest rates have declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's Index 40-Bond Index, declined from 5.76% on February 28, 1997 to 5.55% on August 31, 1997. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, declined a similar amount from 6.80% to 6.61%. The subdued inflationary environment, the declining Federal deficit, and the strong U.S. dollar have contributed to the decline in interest rates. The Federal Reserve has taken no action to raise interest rates since March 1997, in spite of continued economic growth and this has contributed to the positive performance of fixed-income securities over the past six months. As of September 26, 1997, the Bond Buyer's 40-Bond Index declined further to 5.46%, close to its recent low of 5.34% on October 15, 1993, and the 30-year Treasury bond declined to 6.38%, still over half a percentage point above its recent low of 5.79% reached on October 15, 1993.

In this environment of declining rates during the past six months, your Trust's management has maintained the average maturity of the trust at around 13 years and emphasized the purchase of high-grade bonds with call protection in order to maintain shareholder income without sacrificing safety of principal. Management continues to avoid securities rated below investment grade (defined as Baa or higher by Moody's Investors Service and as BBB or higher by Standard and Poor's Corporation). As of August 31, 1997, the market value of the Trust's portfolio consisted of 50% AAA bonds, 29% AA bonds, and 21% Baa or BBB rated bonds. In addition, 28% of the portfolio is invested in non-callable bonds. The portfolio's highest concentrations of investments are in the insured, housing-revenue, hospital-revenue, and electric-revenue sectors, respectively.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, Value Line New York Tax Exempt Trust has the additional advantage of carrying no sales or redemption fees; it is a true no-load fund.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.


                                             Sincerely,

                                             /s/ Jean Bernhard Buttner

                                             Jean Bernhard Buttner
                                             Chairman and President


October 22, 1997


--------------------------------------------------------------------------------

                                            Value Line New York Tax Exempt Trust


Tax Exempt Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy continues to push ahead, with such important indicators as the level of manufacturing activity and the rate of employment growth exhibiting a reasonably good degree of strength. Such trends, and a continuing healthy level of consumer confidence, suggest that growth will average 2.5%-3.0% during the closing half of the year. Thereafter, we would expect the expansion pace to moderate somewhat, with real, inflation-adjusted GDP growth holding in the range of 2.0%-2.5% in 1998.

Inflation, meanwhile, continues to be remarkably subdued. This healthy pricing trend, which is all the more impressive given the longevity of the business upcycle, is, moreover, unlikely to change dramatically in the months ahead. Underscoring our optimism in this area is the recent hammering out of a budget package which should reduce the government's need to borrow to finance the deficit and the fact that there is still a lack of serious shortages on either the labor or the raw-materials fronts.

Interest rates, meantime, reflecting the current, relatively moderate pace of economic growth and the subdued pricing structure, are unlikely to increase much over the next few months. Nevertheless, we caution that given the seeming resiliency of the business expansion, an inflation-wary Federal Reserve will probably not shy away from tightening the monetary reins if the present pricing stability gives way. And an upward move in rates, if sufficiently pronounced, would be poorly received, in our opinion, by both the stock and the bond markets and, as well, by the U.S. economy down the road. The recent increase in volatility in the financial markets suggests that many are now questioning whether the current, benign environment can last much longer. We think a cautious investment strategy is now in order.

Performance Data:*
                                                                     Growth of
                                                      Average       an Assumed
                                                      Annual       Investment of
                                                   Total Return       $10,000
                                                   ------------    -------------
1 year ended 6/30/97 .........................           7.97%        $10,797
5 years ended 6/30/97 ........................           6.21%        $13,518
From 7/2/87,+ to 6/30/97  ....................           7.33%        $20,284

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return includes dividends reinvested and capital-gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total return for the one-year and five-year periods, ended August 31, 1997, and from inception (7/2/87) through August 31, 1997, were 9.03%, 6.29%, and 7.41%, respectively.

+  Commencement of operations.



--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


Schedule of Investments (unaudited)

====================================================================================================================================
    Principal
      Amount                                                                                              Rating            Value
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (93.2%)

                 NEW YORK STATE (76.4%)
    $1,000,000   Albany County, General Obligations, 5.75%, 6/1/11.......................................   Aaa          $ 1,044,640
       300,000   Battery Park City Authority, Revenue, Ser. A, 5.40%, 11/1/09............................   Aaa              309,687
                 Dormitory Authority, Revenue:
       250,000     Champlain Valley Hospitals, 6.00%, 7/1/10.............................................   AAA*             270,250
     1,000,000     City University System, Crossover Refunding, Ser. D, 5.75%, 7/1/07....................   Baa1           1,051,300
     1,000,000     Court Facilities Lease, Ser. A, 5.50%, 5/15/10........................................   Baa1           1,006,150
       635,000     Hebrew Home for the Aged, Riverdale, 5.625%, 2/1/17...................................   AA*              650,297
       625,000     Lakeside Nursing Home, 5.15%, 2/1/07..................................................   AAA*             636,181
       555,000     Long Island University, Asset Guaranty, 5.50%, 9/1/10.................................   AA*              569,752
     1,170,000     Mental Health Services Facilities, Ser. B, 5.625%, 2/15/21............................   Baa1           1,158,686
     1,000,000     Montefiore Medical Center, 6.00%, 2/1/09..............................................   Aaa            1,095,300
     1,000,000     Nursing Home, Rosalind and Joseph Gerwin Jewish Geriatric Center of
                      Long Island, 5.40%, 7/1/15+........................................................   Aaa              994,490
        85,000     Rochester Hospital, 5.55%, 8/1/12.....................................................   AAA*              85,104
     1,500,000     Rochester Institute of Technology, 5.30%, 7/1/17......................................   Aaa            1,479,240
       500,000     St. John's University, 5.20%, 7/1/09..................................................   Aaa              507,670
       500,000     W.K. Nursing Home Corp., 5.75%, 2/1/10................................................   AAA*             523,100
       700,000   East Rochester, Housing Authority, Mortgage Revenue,
                   St. Johns Meadows, Ser. A, 5.05%, 8/1/07..............................................   AAA*             703,773
     1,500,000   Hempstead, Industrial Development Agency, Resource Recovery Revenue,
                   Refunding, American Fuel Co. Project, 4.875%, 12/1/06.................................   Aaa            1,504,875
                 Medical Care Facilities Finance Agency, Revenue, Refunding,
                   Presbyterian Hospital, Ser. A:
       175,000       5.10%, 8/15/10......................................................................   Aa               176,552
     1,000,000       5.25%, 8/15/14......................................................................   Aa               976,940
       700,000     Saint Mary's Hospital, Ser. A, 6.00%, 11/1/09.........................................   Aaa              746,914
                 Mortgage Agency, Revenue Refunding, Homeowner Mortgage:
       525,000     Ser. 61, 5.60%, 10/1/11...............................................................   Aa2              529,342
     1,000,000     Ser. 55, 5.95%, 10/1/17...............................................................   Aa2            1,033,260
       940,000     Ser. 30-A, 4.375%, 10/1/23............................................................   Aa2              922,037
     1,000,000   Niagara Falls, Water Treatment Plant, 7.25%, 11/1/11....................................   Aaa            1,212,700
       890,000   Onondaga County, General Obligations, Ser. A, 5.85%, 5/1/10.............................   Aa2              940,881
     1,000,000   Port Authority of New York & New Jersey, Special Obligations Revenue,
                   JFK International Air Terminal, Ser. 6, 6.25%, 12/1/08................................   Aaa            1,106,510
       500,000   Power Authority, Revenue and General Purpose Refunding,
                   Ser. W, 6.50%, 1/1/08.................................................................   Aa               564,680



--------------------------------------------------------------------------------
4

                                            Value Line New York Tax Exempt Trust


                                                                 August 31, 1997

====================================================================================================================================
    Principal
      Amount                                                                                              Rating            Value
------------------------------------------------------------------------------------------------------------------------------------
    $1,735,000   Thruway Authority, General Revenue, Ser. D, 5.30%, 1/1/09...............................   Aa3          $ 1,779,520
     1,500,000   Triborough Bridge and Tunnel Authority, Revenue,
                   Convention Center Project, Ser. E, 6.00%, 1/1/11......................................   Baa1           1,600,860
       500,000   Urban Development Corp., Refunding, Corporate Purpose,
                   Senior Lien, 5.125%, 1/1/09...........................................................   Aaa              504,315
                                                                                                                         -----------

                 TOTAL NEW YORK STATE ...................................................................                 25,685,006
                                                                                                                         -----------

                 NEW YORK CITY (12.0%) General Obligation:
       120,000     Ser. I, 5.625%, 4/15/05...............................................................   Baa1             124,392
       400,000     Ser. F, 6.50%, 2/15/08................................................................   Baa1             432,988
     1,500,000   Housing Development Corp., Multi-Family Housing Revenue,
                    Ser. A, 5.625%, 5/1/12...............................................................   Aa             1,525,755
                 Industrial Development Agency:
                   Civic Facilities Revenue:
       420,000       New School for Social Research Project, 6.00%, 9/1/09...............................   Aaa              449,526
       500,000       USTA National Tennis Center Project, 6.40%, 11/15/08................................   Aaa              553,720
     1,000,000   Transit Authority, Transportation Facilities Revenue,
                   Livingston Plaza Project, 5.25%, 1/1/20...............................................   Aaa              961,780
                                                                                                                         -----------

                 TOTAL NEW YORK CITY ....................................................................                  4,048,161
                                                                                                                         -----------

                 PUERTO RICO (4.8%)
     1,500,000   Electric Power Authority, Power Revenue, Ser. T, 6.125%, 7/1/09.........................   Baa1           1,599,390
                                                                                                                         -----------

                 TOTAL LONG-TERM MUNICIPAL SECURITIES ...................................................                $31,332,557
                                                                                                                         -----------




--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


Schedule of Investments (unaudited)                              August 31, 1997

====================================================================================================================================
    Principal
      Amount                                                                                              Rating            Value
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (5.6%)

                 NEW YORK STATE (3.0%)
    $1,000,000   Energy Research & Development Authority, Pollution Control Revenue,
                    Niagara Mohawk Power, Ser. A, 3.70%, 7/1/15..........................................   A1+*(1)      $ 1,000,000
                                                                                                                         -----------

                 NEW YORK CITY (2.6%)
                 Municipal Water Finance Authority, Water and
                    Sewer System Revenue, Ser. C:
       200,000       3.70%, 6/15/22......................................................................   VMIG1(1)         200,000
       700,000       3.70%, 6/15/23......................................................................   VMIG1(1)         700,000
                                                                                                                         -----------

                 TOTAL NEW YORK CITY ....................................................................                    900,000
                                                                                                                         -----------

                 TOTAL SHORT-TERM MUNICIPAL SECURITIES ..................................................                  1,900,000
                                                                                                                         -----------

                 TOTAL MUNICIPAL SECURITIES (98.8%)
                    (Cost $31,839,674) ..................................................................                 33,232,557

                 EXCESS OF CASH AND OTHER ASSETS
                    OVER LIABILITIES (1.2%) .............................................................                    402,611
                                                                                                                         -----------

                 NET ASSETS (100.0%) ....................................................................                $33,635,168
                                                                                                                         ===========

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                    PER OUTSTANDING SHARE ...............................................................                $     10.22
                                                                                                                         ===========


Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate demand notes are considered short-term obligations. Interest rates change every (1) day. These securities are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 1997.

+ When issued security


See Notes to Financial Statements


--------------------------------------------------------------------------------

                                            Value Line New York Tax Exempt Trust


Statement of Assets and Liabilities
at August 31, 1997 (unaudited)
================================================================================

                                                                     Dollars
                                                                 (in thousands
                                                                except per-share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value
  (Cost $31,840) ............................................       $33,233
Cash ........................................................            84
Receivable for securities sold ..............................           990
Interest receivable .........................................           423
Receivable for Trust shares sold ............................             1
                                                                    -------
    Total Assets ............................................        34,731
                                                                    -------
Liabilities:
Payable for securities purchased ............................         1,001
Dividends payable to shareholders ...........................            35
Accrued expenses:
  Advisory fee ..............................................            17
  Other .....................................................            43
                                                                    -------
    Total Liabilities .......................................         1,096
                                                                    -------
    Net Assets: .............................................       $33,635
                                                                    =======
Net Assets:
Capital stock, at $.01 par value (authorized
  unlimited, outstanding 3,291,939
  shares of beneficial interest) ............................       $    33
Additional paid-in capital ..................................        32,058
Undistributed net investment income .........................             8
Accumulated net realized gain on
  investments ...............................................           143
Unrealized net appreciation of
  investments ...............................................         1,393
                                                                    -------
    Net Assets ..............................................       $33,635
                                                                    =======
    Net Asset Value, Offering and
      Redemption Price, per
      Outstanding Share .....................................       $ 10.22
                                                                    =======




Statement of Operations
for the Six Months Ended August 31, 1997 (unaudited)
================================================================================

                                                                     Dollars
                                                                  (in thousands)
                                                                  --------------

Investment Income:
Interest income .............................................        $   878
                                                                     -------
Expenses:
Advisory fee ................................................             99
Auditing and legal fees .....................................             19
Trustees' fees and expenses .................................              8
Printing, stationery and other ..............................              8
Custodian fees ..............................................              7
Transfer agent fees .........................................              6
                                                                     -------
    Total Expenses before custody
      credits ...............................................            147
    Less: custody credits ...................................             (2)
                                                                     -------
    Net Expenses ............................................            145
                                                                     -------

Net Investment Income .......................................            733
                                                                     -------

Net Realized and Unrealized Gain on
  Investments:
  Net Realized Gain .........................................            250
  Change in Unrealized Appreciation .........................            307
                                                                     -------

Net Realized Gain and Change in
  Unrealized Appreciation
  on Investments ............................................            557
                                                                     -------

Net Increase in Net Assets
  from Operations ...........................................        $ 1,290
                                                                     =======



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


Statement of Changes in Net Assets
for the Six Months Ended August 31, 1997 (unaudited), and for the Year Ended February 28, 1997
====================================================================================================================================

                                                                                                  Six Months Ended       Year Ended
                                                                                                   August 31, 1997      February 28,
                                                                                                     (unaudited)            1997
                                                                                                  ----------------------------------
                                                                                                        (Dollars in thousands)
Operations:
  Net Investment income ..................................................................            $    733             $  1,734
  Net Realized gain (loss) on investments ................................................                 250                 (108)
  Change in net unrealized appreciation ..................................................                 307                 (358)
                                                                                                      ------------------------------
  Net increase in net assets from operations .............................................               1,290                1,268
                                                                                                      ------------------------------

Distributions to Shareholders:
  Net investment income ..................................................................                (725)              (1,734)
  Net realized gains .....................................................................                --                   (448)
                                                                                                      ------------------------------
  Net decrease in net assets from distributions ..........................................                (725)              (2,182)
                                                                                                      ------------------------------

Trust Share Transactions:
  Net proceeds from sale of shares .......................................................               1,885                2,172
  Net proceeds from reinvestment of distribution to shareholders .........................                 493                1,570
  Cost of shares repurchased .............................................................              (2,053)             (10,252)
                                                                                                      ------------------------------
  Net increase in net assets from share transactions .....................................                 325               (6,510)
                                                                                                      ------------------------------

Total Increase (Decrease) in Net Assets ..................................................                 890               (7,424)

Net Assets:
  Beginning of period ....................................................................              32,745               40,169
                                                                                                      ------------------------------
  End of period ..........................................................................            $ 33,635             $ 32,745
                                                                                                      ==============================
Net Undistributed Investment
  Income at end of period ................................................................            $      8                  $--
                                                                                                      ==============================





See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)                        August 31, 1997
================================================================================

1. Significant Accounting Policies

Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal individual income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public-authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trust's investments are valued each business day by an independent pricing service ("Service") approved by the Trustees. Investments for which quoted bid prices in the judgement of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short term instruments maturing within 60 days are valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) Distributions. It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income-tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes. It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income-tax or excise-tax provision is required.

(D) Investments. Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discounts on investments in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Additionally, when appropriate, the Trust recognizes market discount when the securities are disposed.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)                        August 31, 1997
================================================================================

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

2. Trust Share Transactions

Transactions in shares of beneficial interest in the Trust were as follows:

                                                      Six Months
                                                         Ended         Year
                                                       August 31,      Ended
                                                         1997       February 28,
                                                      (unaudited)      1997
                                                      --------------------------
                                                            (in thousands)
Shares sold .....................................         186            218
Shares issued to shareholders
  in reinvestment of
  distributions .................................          49            156
                                                          ------------------
                                                          235            374

Shares repurchased ..............................         204         (1,022)
                                                          ------------------
Net increase (decrease) .........................          31           (648)
                                                          ==================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                                 Six Months
                                                                    Ended
                                                               August 31, 1997
                                                                 (unaudited)
                                                               ---------------
                                                               (in thousands)
PURCHASES:
  Long-term obligations ....................................      $19,926
  Short-term obligations ...................................        8,000
                                                                  -------
                                                                  $27,926
                                                                  -------

MATURITIES OR SALES:
  Long-term obligations ....................................      $19,455
  Short-term obligations ...................................       10,200
                                                                  -------
                                                                  $29,655
                                                                  =======

At August 31, 1997, the aggregate cost of investments for federal income-tax purposes was $31,839,674. The aggregate appreciation and depreciation of investments at August 31, 1997, based on a comparison of investment values and their costs for federal income-tax purposes, was $1,414,830 and $21,947, respectively, resulting in a net appreciation of $1,392,883.

For federal income-tax purposes the Trust had a capital loss carryover at February 28, 1997, of $107,675 which will expire in 2005. To the extent future capital gains are offset by such capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

4. Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $99,060 was paid or payable to Value Line, Inc. (the Adviser), for the six months ended August 31, 1997. This was computed at the rate of 0.6 of 1% per year of the Trust's average daily net assets for the period. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays the costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operations.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust.

At August 31, 1997, Value Line, Inc. owned 107,463 shares of beneficial interest in the Trust, representing 3.3% of the outstanding shares. In addition, certain officers and Trustees owned 20,262 shares of beneficial interest in the Trust, representing 0.6% of the outstanding shares.



--------------------------------------------------------------------------------
10

                                            Value Line New York Tax Exempt Trust


Financial Highlights
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                         Six Months
                                            Ended                            Years Ended on Last Day of February
                                        August 31, 1997      -----------------------------------------------------------------------
                                         (unaudited)          1997              1996           1995            1994           1993
                                        --------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .........................      $10.04             $10.28             $9.81         $10.49         $10.84          $9.90
                                          ------------------------------------------------------------------------------------------
  Income from investment
    operations:
    Net investment income ...........        .225               .480              .491           .523           .570           .596
    Net gains or losses on securities
      (both realized and unrealized)         .178              (.113)             .470          (.611)          .062          1.080
                                          ------------------------------------------------------------------------------------------
    Total from investment
      operations ....................        .403               .367              .961          (.088)          .632          1.676
                                          ------------------------------------------------------------------------------------------
  Less distributions:
    Dividends from net investment
      income ........................       (.223)             (.480)            (.491)         (.523)         (.570)         (.596)
    Distributions from capital gains           --              (.127)               --          (.069)         (.412)         (.140)
                                          ------------------------------------------------------------------------------------------
      Total distributions ...........       (.223)             (.607)            (.491)         (.592)         (.982)         (.736)
                                          ------------------------------------------------------------------------------------------
Net asset value, end of period ......      $10.22             $10.04            $10.28          $9.81         $10.49         $10.84
                                          ==========================================================================================
Total return ........................        4.07%+             3.73%            10.00%          (.58%)         5.98%         17.56%
                                          ==========================================================================================

Ratios/Supplemental Data
Net assets, end of period
  (in thousands) ....................     $33,635            $32,745           $40,169        $39,139        $44,190        $41,528
Ratio of expenses to
  average net assets ................         .89%(1)*           .92%(1)           .92%           .86%           .87%           .85%
Ratio of net investment income to
  average net assets ................        4.44%*             4.79%             4.87%          5.36%          5.21%          5.82%
Portfolio turnover rate .............          65%+               86%              119%           105%            54%           137%

 +   Not annualized, for six month period only.

 *   Annualized

(1)  Before offset for custody credits.




See Notes to Financial Statements

--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


                         The Value Line Family of Funds

================================================================================

1950--The Value Line Fund seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
12

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

TRUSTEES              Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      Charles E. Reed
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Raymond S. Cowen
                      Vice President
                      Charles Heebner
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                       VLF708085